Non-cash items (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Non-cash Items
Depreciation	$ 3,847	$ 2,260
(Note 12)	(1,262)	(1,271)
Share-based compensation expense (Note 16)	2,461	2,026
Accretion of provision for reclamation (Notes 13 and 21)	141	108
Deferred income tax expense (Note 9)	6,165	5,218
Accretion of lease liabilities (Notes 11 and 21)	351	3
Deferred revenue (Note 10)	1,474	(548)
Accretion of deferred revenue (Notes 10 and 21)	281	474
Foreign exchange losses	69	275
VAT written-off (Notes 5 and 21)	115	581
Financing costs expensed (Note 21)	968
Total non-cash items	$ 14,610	$ 9,126